Leases - Assets by Type Which Nomura Leases on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Leases [Line Items]
Cost	¥ 8,790		¥ 21,298
Accumulated depreciation	(2,314)		(2,547)
Net carrying amount	6,476		18,751
Real estate [Member]
Leases [Line Items]
Cost	3,426	[1]	3,426	[1]
Accumulated depreciation	(1,274)	[1]	(1,215)	[1]
Net carrying amount	2,152	[1]	2,211	[1]
Aircraft [Member]
Leases [Line Items]
Cost	5,364		17,872
Accumulated depreciation	(1,040)		(1,332)
Net carrying amount	¥ 4,324		¥ 16,540

[1]	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.